CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 2,436,369	$ 9,724,925
Restricted cash	40,202	60,206
Short-term investments	50,074	50,059
Accounts receivable, net of allowance for credit losses of US$159,414 and US$43,734 as of December 31, 2022 and 2023, respectively	2,334,607	4,949,244
Prepaid expenses and other current assets	3,384,207	4,443,670
Total current assets	8,245,459	19,228,104
Property and equipment, net	90,501	912,633
Intangible assets, net	15,625	89,532
Operating lease right-of-use assets	472,053	782,719
Long-term investments	258,038	276,600
Other non-current assets	199,824	95,699
TOTAL ASSETS	9,281,500	21,385,287
Current liabilities (including amounts of the consolidated VIEs without recourse to the Company. See Note 2(b)):
Accounts payable	4,425,136	8,171,310
Short-term borrowings	705,945	861,500
Accrued salary and benefits	1,142,038	4,007,449
Operating lease liabilities, current	315,953	328,046
Accrued expenses and other current liabilities	2,199,751	4,257,554
Convertible notes		1,754,656
Deferred revenue	643,997	175,375
Total current liabilities	9,432,820	19,555,890
Other non-current liabilities	73,320	209,439
Operating lease liabilities, non-current	165,015	489,122
TOTAL LIABILITIES	9,671,155	20,254,451
Commitments and contingencies
Shareholders' deficit:
Additional paid-in capital	218,245,298	217,540,733
Accumulated deficit	(216,923,365)	(214,327,424)
Accumulated other comprehensive loss	(1,759,960)	(2,130,845)
Total shareholders' deficit	(389,655)	1,130,836
TOTAL LIABILITIES AND SHAREHOLDERS' DEFICIT	9,281,500	21,385,287
Class A
Shareholders' deficit:
Ordinary shares	45,910	45,910
Class B
Shareholders' deficit:
Ordinary shares	$ 2,462	$ 2,462